Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-effective Amendment No. 1 to the Registration Statement on Form F-1 (File No. 333-262940) (as amended, the “Registration Statement”) of Codere Online Luxembourg, S.A. (the “Registrant”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on March 11, 2022, is being filed pursuant to the undertakings in Item 9 of the Registration Statement to update the information in the Registration Statement to reflect the Registrant’s results for the year ended December 31, 2021. The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-effective Amendment No. 1. The applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	Codere Online Luxembourg, S.A.
Entity Central Index Key	0001866782
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	7 rue Robert Stümper
Entity Address, Address Line Two	L-2557 Luxembourg
Entity Address, Address Line Three	Grand Duchy of Luxembourg
Entity Address, Postal Zip Code	B255798
City Area Code	34
Local Phone Number	91354 28 19
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false